UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall, President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	JUNE 30, 2011 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 96.4%
Asia Long/Short Equity – 3.3%
(Cost $16,000,000)
Asian Century Quest Fund, L.P.	$16,593,000
Commodity Trading Advisor – 8.6%
(Cost $38,398,000)
BlueTrend Fund, L.P.	13,266,000
Crabel Fund, L.P., Class A	16,721,000
Tiverton Investments, LLC	13,076,000
43,063,000
Convertible Bond Arbitrage – 3.1%
(Cost $12,253,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	15,306,000
Distressed – 5.7%
(Cost $26,000,000)
Knighthead Domestic Fund, L.P.	15,805,000
Strategic Value, L.P.	12,647,000
28,452,000
Emerging Markets – 4.3%
(Cost $20,560,000)
Artha Emerging Markets	12,517,000
Discovery Global Opportunity Partners, L.P.	8,912,000
Hermitage Global Partners, L.P.*	40,000
21,469,000
Equity Market Neutral – 3.5%
(Cost $15,418,000)
Laurion Capital, L.P.	17,276,000
O’Connor Global Fundamental Long/Short, LLC	433,000
17,709,000
Event Driven – 2.5%
(Cost $12,204,000)
Archer Capital Fund, L.P.	12,048,000
Tennenbaum Multi-Strategy Fund I, LLC*	265,000
12,313,000
Fixed Income Arbitrage – 2.5%
(Cost $11,320,000)
Nephila Catastrophe Fund, L.P.	7,797,000
Nephila Q1 Recovery*	51,000
Triton Fund, L.P.	4,641,000
Triton Q1 Recovery*	243,000
Triton Q2 Recovery*	55,000
12,787,000
Global Macro – 5.6%
(Cost $32,631,000)
Balestra Capital Partners, L.P.	7,776,000
The Clive Fund, L.P.	12,504,000
Epoch Capital Partners, L.P.	7,811,000
28,091,000
Long/Short Equity – 1.0%
(Cost $5,000,000)
Lakewood Capital Partners, L.P.	5,007,000
Non-U.S. Equity Hedge – 11.4%
(Cost $49,142,000)
Pelham Long/Short Fund, L.P.	14,617,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 96.4% – continued
Non-U.S. Equity Hedge – 11.4% continued
Riley Patterson Asian Opportunities Fund	$10,373,000
TT Mid Cap Europe Long/Short Alpha Fund Ltd.	14,807,000
Zebedee Focus Fund Ltd.	17,295,000
57,092,000
Non-U.S. Multi-Strategy – 0.1%
(Cost $654,000)
Evolution Master Fund, L.P.*	419,000
Relative Value – 9.5%
(Cost $44,000,000)
Alphadyne Investment Strategies Partners, L.P.	14,769,000
Hutchin Hill Capital Domestic Fund, L.P.	15,775,000
North Pole Capital	16,808,000
47,352,000
Sector Hedge – 13.0%
(Cost $54,800,000)
Artis 2X Institutional, L.P.	9,624,000
Camber Capital Fund, L.P.	13,685,000
Expo Health Sciences Fund, L.P.	15,574,000
Gem Realty Securities, L.P.	14,114,000
Oceanic Hedge Fund	11,995,000
64,992,000
Short Bias – 1.5%
(Cost $8,126,000)
Dialectic Antithesis Partners, L.P.	7,351,000
Special Situations – 10.1%
(Cost $39,500,000)
JHL Capital Fund Group, LLC	15,846,000
Mak One Fund, L.P.	17,152,000
Senator Global Opportunity, L.P.	17,344,000
50,342,000
Statistical Arbitrage – 2.8%
(Cost $11,000,000)
BlueMatrix, L.P.	13,949,000
U.S. Equity Hedge – 7.9%
(Cost $34,037,000)
Bluefin Investors, L.P.	15,801,000
CCM SPV II, LLC*	24,000
Cobalt Partners, L.P.	12,005,000
Harvest Small Cap Partners, L.P.	11,590,000
39,420,000
Total Sub-Funds
(Cost $431,043,000)	$481,707,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 4.6%
Northern Institutional Funds – Diversified Assets Portfolio (1) (2)	23,015,000	$23,015,000
Total Cash Equivalent
(Cost $23,015,000)		$23,015,000

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

TOTAL INVESTMENTS – 101.0%
(Cost $454,058,000)	$504,722,000
Liabilities less Other Assets – (1.0)%	(5,040,000)
NET ASSETS – 100.0%	$499,682,000

(1) Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment adviser of the Fund. Northern Trust Investments, Inc. is an investment adviser to the Northern Institutional Funds-Diversified Assets Portfolio. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both indirect subsidiaries of Northern Trust Corporation.

(2) The Fund had approximately $28,348,000 of net sales in the Diversified Assets Portfolio of the Northern Institutional Funds during the period ended June 30, 2011.

* During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.2% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on Net Assets. The classifications shown on the schedule of investments and the table herein are unaudited.

Sub-Fund investments are non-income producing.

At June 30, 2011, the investment strategies for NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Asia Long/Short Equity	3.3%
Commodity Trading Advisor	8.6
Convertible Bond Arbitrage	3.1
Distressed	5.7
Emerging Markets	4.3
Equity Market Neutral	3.5
Event Driven	2.5
Fixed Income Arbitrage	2.5
Global Macro	5.6
Long/Short Equity	1.0
Non-U.S. Equity Hedge	11.4
Non-U.S. Multi-Strategy	0.1
Relative Value	9.5
Sector Hedge	13.0
Short Bias	1.5
Special Situations	10.1
Statistical Arbitrage	2.8
U.S. Equity Hedge	7.9
Cash Equivalent and Liabilities Less Other Assets	3.6
Total	100.0%

At June 30, 2011, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 11.9%	$48,642,000	$59,284,000
Isle of Man – 2.4%	12,000,000	11,995,000
United States – 82.1%	370,401,000	410,428,000
Total		$481,707,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those securities may have the ability to be fully redeemed at the net asset value in the “near term.”

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those securities may have the ability to suspend redemptions or implement other restrictions on liquidity, such as side-pockets or lock-up periods greater than 180 days.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments, which are carried at fair value, as of June 30, 2011. The strategy classifications listed below are unaudited.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Asia Long/Short Equity	$-	$16,593	$-	$16,593
Commodity Trading Advisor	-	43,063	-	43,063
Convertible Bond Arbitrage	-	15,306	-	15,306
Distressed	-	-	28,452	28,452
Emerging Markets	-	21,429	40	21,469
Equity Market Neutral	-	17,709	-	17,709
Event Driven	-	12,048	265	12,313
Fixed Income Arbitrage	-	12,438	349	12,787
Global Macro	-	28,091	-	28,091
Long/Short Equity	-	5,007	-	5,007
Non-U.S. Equity Hedge	-	57,092	-	57,092
Non-U.S. Multi-Strategy	-	-	419	419
Relative Value	-	47,352	-	47,352
Sector Hedge	-	64,992	-	64,992
Short Bias	-	7,351	-	7,351
Special Situations	-	34,496	15,846	50,342
Statistical Arbitrage	-	13,949	-	13,949
U.S. Equity Hedge	-	39,396	24	39,420
Cash Equivalent	23,015	-	-	23,015

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

JUNE 30, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Total	$23,015	$436,312	$45,395	$504,722

There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011. The fair value of net transfers between Level 1 and Level 2 were measured using the fair values as of the end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/11 (000S)
Sub-Funds
Distressed	$26,411	$—	$61	$(20)	$2,000	$—	$—	$28,452
Emerging Markets	41	—	—	(1)	—	—	—	40
Event Driven	413	55	—	(27)	—	(176)	—	265
Fixed Income Arbitrage	428	—	274	(27)	125	(7)	(444)	349
Non-U.S. Multi-Strategy	450	—	—	(31)	—	—	—	419
Special Situations	15,899	—	—	(53)	—	—	—	15,846
U.S. Equity Hedge	12,173	—	—	(144)	—	—	(12,005)	24
Total Investments	$55,815	$55	$335	$(303)	$2,125	$(183)	$(12,449)	$45,395

* The fair value of Transfers In and/or (Out) of Level 3 were measured using the fair value as of the end of the period. The Transfers Out of Level 3 noted above were due to expiration of lock agreements and the consolidation of side pocket agreements of the underlying Sub-Funds between measurement dates.

The amount of total unrealized gain on investments in Level 3 securities still held at June 30, 2011 was approximately $9,000.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15 (b) or 15d-15 (b) under the Securities Exchange Act of 1934, as amended
(17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)

Date:	August 25, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)
Date:	August 25, 2011

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	August 25, 2011